Expense Example, No Redemption - FidelitySustainableCorePlusBondFund-AMCIZPRO - FidelitySustainableCorePlusBondFund-AMCIZPRO - Fidelity Sustainable Core Plus Bond Fund	Oct. 30, 2023 USD ($)
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C
Expense Example, No Redemption:
1 Year	$ 143
3 Years	443
5 Years	766
10 Years	1,483
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A
Expense Example, No Redemption:
1 Year	467
3 Years	609
5 Years	764
10 Years	1,213
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	123
5 Years	219
10 Years	500
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I
Expense Example, No Redemption:
1 Year	42
3 Years	132
5 Years	230
10 Years	518
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M
Expense Example, No Redemption:
1 Year	465
3 Years	603
5 Years	753
10 Years	$ 1,190